Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account VA-2

("Separate Account")

Direction Variable Annuity

Prospectus Dated May 1, 2017

Supplement Dated June 13, 2017

Effective June 5, 2017, the Janus Flexible Bond Portfolio is renamed the Janus Henderson Flexible Bond Portfolio.

All other provisions remain as stated in your Policy and prospectus.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2152 6-17